Share Based Payment Plans - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2025 shares $ / shares	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares	Jan. 31, 2024 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year	3,548,504	3,548,504	3,546,663	3,546,663
Number of stock options, granted	433,070	433,070	590,700	590,700
Number of stock options, forfeited/cancelled	(153,825)	(153,825)	(134,500)	(134,500)
Number of stock options, exercised	(422,087)	(422,087)	(454,359)	(454,359)
Number of stock options, outstanding at end of year	3,405,662	3,405,662	3,548,504	3,548,504
Weighted average exercise price, outstanding at beginning of year | (per share)	$ 67.46	$ 67.46	$ 58.6
Weighted average exercise price, outstanding at end of year | (per share)	73.94		67.46	$ 67.46
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, granted | $ / shares	98.12		103.74
Weighted average exercise price, forfeited/cancelled | $ / shares	103.8		90.94
Weighted average exercise price, exercised | $ / shares	$ 33.42		$ 38.52